Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Schedule I Condensed Financial Information of Parent Company
Schedule I Condensed Financial Information of Parent Company

HISOFT TECHNOLOGY INTERNATIONAL LIMITED

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands of U.S. dollars, except share data, or otherwise noted)

	As of December 31,
	2010	2011
ASSETS
Current Assets:
Cash and cash equivalents	$75,921	$27,062
Other current assets	1,557	412
Total current assets	77,478	27,474
Investment in subsidiaries and VIE	143,954	183,602
Other long-term assets	10	—
TOTAL ASSETS	$221,442	$211,076

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accrued expenses and other payables	$6,490	$2,592
Short-term bank borrowings	40,000	—
Total current liabilities	46,490	2,592
TOTAL LIABILITIES	46,490	2,592

Shareholders’ Equity:
Common shares ($0.0001 par value; 607,000,000 shares authorized; 579,358,183 and 595,868,033 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	58	60
Additional paid-in capital	176,517	186,408
(Accumulated deficit) Retained earnings	(12,212)	5,689
Accumulated other comprehensive income	10,589	16,327
Total shareholders’ equity	174,952	208,484
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$221,442	$211,076

The accompanying notes are an integral part of these financial statements.

HISOFT TECHNOLOGY INTERNATIONAL LIMITED

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2009	2010	2011
Operating expenses
General and administrative	$(1,169)	$(5,383)	$(7,156)
Selling and marketing	(31)	(276)	(533)

Total operating expenses	(1,200)	(5,659)	(7,689)

Interest expense	(39)	(22)	(43)
Interest income	37	407	607

Net loss before income from subsidiaries and VIE	(1,202)	(5,274)	(7,125)
Equity in income of subsidiaries and VIE	8,565	17,331	25,026

Net income	$7,363	$12,057	$17,901

The accompanying notes are an integral part of these financial statements.

HISOFT TECHNOLOGY INTERNATIONAL LIMITED

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Changes in Shareholders’ Equity (Deficit) and Comprehensive Income

(In thousands of U.S. dollars, except share data, or otherwise noted)

					Shares to be issued	(Accumulated	Accumulated	Total	Total
					in connection	deficit)	other	shareholders’	comprehensive
	Common shares		Subscription	Additional	with business	Retained	comprehensive	(deficit)	income
	Shares	Amount	receivable	paid-in capital	acquisition	earnings	income	equity	for the year

Balance as of January 1, 2009	85,189,211	$9	$(1)	$5,566	$—	$(31,632)	$6,428	$(19,630)
Shares to be issued in connection with business acquisition	—	—	—	—	471	—	—	471
Share option exercise	178,061	—	—	48	—	—	—	48
Share-based compensation	—	—	—	1,097	—	—	—	1,097
Vesting of nonvested shares award	2,304,848	—	—	—	—	—	—	—
Net income	—	—	—	—	—	7,363	—	7,363	$7,363
Foreign currency translation adjustments	—	—	—	—	—	—	(289)	(289)	(289)

Comprehensive income									$7,074

Balance as of December 31, 2009	87,672,120	9	(1)	6,711	471	(24,269)	6,139	(10,940)
Conversion of preferred shares upon initial public offering	308,679,232	31	—	89,000	—	—	—	89,031
Issuance of common shares upon initial public offering (net of issuance costs of $10,284)	137,971,673	14	—	62,318	—	—	—	62,332
Issuance of common shares upon follow-on offering (net of issuance costs of $702)	9,500,000	1	—	12,297	—	—	—	12,298
Issuance of common shares in connection of business acquisition	3,500,000	—	—	1,071	(471)	—	—	600
Issuance of common shares for share-based compensation	28,879,288	3	—	—	—	—	—	3
Cash received from share subscription receivables	—	—	1	—	—	—	—	1
Share option exercise	212,196	—	—	1,119	—	—	—	1,119
Share-based compensation	—	—	—	4,001	—	—	—	4,001
Vesting of nonvested shares award	2,943,674	—	—	—	—	—	—	—
Net income	—	—	—	—	—	12,057	—	12,057	$12,057
Foreign currency translation adjustments	—	—	—	—	—	—	4,450	4,450	4,450

Comprehensive income									$16,507

Balance as of December 31, 2010	579,358,183	58	—	176,517	—	(12,212)	10,589	174,952
Issuance of common shares for share-based compensation	14,999,977	2	—	—	—	—	—	2
Repurchase of common shares	(24)	—	—	—	—	—	—	—
Share option exercise	—	—	—	4,235	—	—	—	4,235
Share-based compensation	—	—	—	5,656	—	—	—	5,656
Vesting of nonvested shares award	1,509,897	—	—	—	—	—	—	—
Net income	—	—	—	—	—	17,901	—	17,901	$17,901
Foreign currency translation adjustments	—	—	—	—	—	—	5,738	5,738	5,738

Comprehensive income									$23,639

Balance as of December 31, 2011	595,868,033	$60	$—	$186,408	$—	$5,689	$16,327	$208,484

The accompanying notes are an integral part of these financial statements.

HISOFT TECHNOLOGY INTERNATIONAL LIMITED

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

Parent Company Cash Flows

(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2009	2010	2011

Cash flows from (used in) operating activities:
Net income	$7,363	$12,057	$17,901
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	(8,565)	(17,331)	(25,026)
Loss on disposal of property, plant and equipment	10	—	—
Depreciation	5	—	—
Follow-on offering expenses	—	469	—
Share-based compensation expenses	1,097	4,001	5,656
Change in fair value of contingent consideration	—	773	981
Changes in operating assets and liabilities, net of effects of business acquisitions:
Other long-term assets	—	(10)	10
Intercompany receivables	4,089	(7,105)	9,693
Decrease (increase) in other current assets	(6)	16,634	(11,574)
Decrease in other current liabilities	(575)	(1,373)	(9,188)

Net cash provided by (used in) operating activities	3,418	8,115	(11,547)

Cash flows from investing activities:
Injection of capital in subsidiaries	(6,105)	(56,211)	—
Payments for business acquisitions	—	(1,115)	—
Dividends received	—	—	1,411

Net cash (used in) provided by investing activities	(6,105)	(57,326)	1,411

Cash flows from financing activities:
Proceeds from (repayment of) short-term bank borrowings	—	40,000	(40,000)
Proceeds from issuance of common shares upon initial public offering and follow-on offering (net of issuance costs of $8,642)	—	79,454	—
Payment of initial public offering expenses	(40)	(3,816)	—
Cash received from share subscription receivables	—	1	—
Proceeds from issuance of common shares under employee option plan	168	538	5,291
Deferred and contingent consideration paid for business acquisitions	—	(2,650)	(4,014)

Net cash provided by (used in) financing activities	128	113,527	(38,723)

Net (decrease) increase in cash and cash equivalents	(2,559)	64,316	(48,859)

Cash and cash equivalents at the beginning of year	14,164	11,605	75,921

Cash and cash equivalents at the end of year	$11,605	$75,921	$27,062

The accompanying notes are an integral part of these financial statements.

HISOFT TECHNOLOGY INTERNATIONAL LIMITED

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

Notes to the Financial Statements

(In thousands of U.S. dollars, or otherwise noted)

1.                                     BASIS OF PREPARATION

The condensed financial information of the Parent Company, HiSoft Technology International Limited, has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE.

The condensed financial information is provided since the restricted net assets of the Company’s subsidiaries and VIE were over the 25% of the consolidated net assets of the Company as of December 31, 2011.

2.                                      INVESTMENTS IN SUBSIDIARIES AND VIE

For the purpose of the Parent Company’s stand-alone financial information, investments in subsidiaries and VIE are reported using the equity method of accounting.  The Parent Company’s share of income (loss) from the subsidiaries and VIE was reported in the single line item of equity in income of subsidiaries and variable interest entity.  Under the equity method, the Parent Company ceases to record its share of the losses once the carrying value of the investment has been reduced to zero unless the Parent Company has the obligation to fund losses in its subsidiaries and VIE.